Revenue - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 1,220,374	$ 1,464,975	$ 1,190,184
Revenue	1,220,374	1,464,975	1,190,184
Time charters
Disaggregation of Revenue [Line Items]
Revenue	25,915	31,149	14,738
Voyage charters
Disaggregation of Revenue [Line Items]
Revenue	1,066,963	1,321,487	1,039,262
FPSO
Disaggregation of Revenue [Line Items]
Revenue			27,064
Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	127,496	112,339	109,120
Revenue	$ 127,496	$ 112,339	$ 109,120
Lease revenue [Member]
Disaggregation of Revenue [Line Items]
Operating Leases, Income Statement, Lease Revenue	Revenue	Revenue	Revenue
Operating Lease, Variable Lease Income	$ 409	$ 0	$ 18,326
Lease income	1,092,878	1,352,636	1,081,064
Operating Segments | Tankers [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,106,278	1,364,452	1,063,111
Operating Segments | Tankers [Member] | Time charters
Disaggregation of Revenue [Line Items]
Revenue	24,773	31,149	14,738
Operating Segments | Tankers [Member] | Voyage charters
Disaggregation of Revenue [Line Items]
Revenue	1,066,963	1,321,487	1,039,262
Operating Segments | Tankers [Member] | FPSO
Disaggregation of Revenue [Line Items]
Revenue			0
Operating Segments | Tankers [Member] | Management fees and other
Disaggregation of Revenue [Line Items]
Revenue	14,542	11,816	9,111
Operating Segments | Marine Services and Other
Disaggregation of Revenue [Line Items]
Revenue	114,096	100,523	127,073
Operating Segments | Marine Services and Other | Time charters
Disaggregation of Revenue [Line Items]
Revenue	1,142	0	0
Operating Segments | Marine Services and Other | Voyage charters
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Operating Segments | Marine Services and Other | FPSO
Disaggregation of Revenue [Line Items]
Revenue			27,064
Operating Segments | Marine Services and Other | Management fees and other
Disaggregation of Revenue [Line Items]
Revenue	$ 112,954	$ 100,523	$ 100,009